Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies
Schedule of supplemental financial information related to operating leases

Supplemental cash flow information related to the operating lease was as follows (in thousands):

	Six months ended	Six months ended
	June 30, 2019	June 30, 2018

Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating leases	$53	$52

Right-of -use assets obtained in exchange for lease obligations:
Operating leases	$70	$-

Supplemental balance sheet information related to the operating lease was as follows (in thousands, except weighted average data):

	As of	As of
	June 30, 2019	December 31, 2018

Right-of-use assets	$18	$68

Lease liability	$18	$70

Weighted average remaining lease term	0.2 years	0.7 years
Weighted average discount rate	5.5%	5.5%

Schedule of maturity of the lease liability

Maturity of the lease liability was as follows (in thousands):

As of
June 30, 2019
2019 (period from July 1, 2019 to December 31, 2019)	$18

Total lease payments	$18
Less imputed interest	-
Total	$18